CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 3,017,704	$ 804,097	$ 4,100,608
Cash equivalents	0	4,500,000	0
Restricted cash equivalents	34,500	34,500	34,500
Total	$ 3,052,204	$ 5,338,597	$ 4,135,108